Reporting Segments	12 Months Ended
Dec. 31, 2011
Reporting Segments
Reporting Segments

19.  Reporting Segments

       Allstate management is organized around products and services, and this structure is considered in the identification of its four reportable segments. These segments and their respective operations are as follows:

       Allstate Protection principally sells private passenger auto and homeowners insurance in the United States and Canada. Revenues from external customers generated outside the United States were $892 million, $741 million and $619 million in 2011, 2010 and 2009, respectively. The Company evaluates the results of this segment based upon underwriting results.

       Discontinued Lines and Coverages consists of business no longer written by Allstate, including results from asbestos, environmental and other discontinued lines claims, and certain commercial and other businesses in run-off. This segment also includes the historical results of the commercial and reinsurance businesses sold in 1996. The Company evaluates the results of this segment based upon underwriting results.

       Allstate Financial sells life insurance, retirement and investment products and voluntary accident and health insurance. The principal individual products are interest-sensitive, traditional and variable life insurance; fixed annuities including deferred and immediate; and voluntary accident and health insurance. The institutional product line consists primarily of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. Banking products and services were previously offered to customers through the Allstate Bank. Allstate Financial had no revenues from external customers generated outside the United States in 2011, 2010 or 2009. The Company evaluates the results of this segment based upon operating income.

       Corporate and Other comprises holding company activities and certain non-insurance operations.

       Allstate Protection and Discontinued Lines and Coverages comprise Property-Liability. The Company does not allocate Property-Liability investment income, realized capital gains and losses, or assets to the Allstate Protection and Discontinued Lines and Coverages segments. Management reviews assets at the Property-Liability, Allstate Financial, and Corporate and Other levels for decision-making purposes.

       The accounting policies of the reportable segments are the same as those described in Note 2. The effects of certain inter-segment transactions are excluded from segment performance evaluation and therefore are eliminated in the segment results.

Measuring segment profit or loss

       The measure of segment profit or loss used by Allstate's management in evaluating performance is underwriting income (loss) for the Allstate Protection and Discontinued Lines and Coverages segments and operating income for the Allstate Financial and Corporate and Other segments. A reconciliation of these measures to net income (loss) is provided below.

       Underwriting income (loss) is calculated as premiums earned, less claims and claims expenses ("losses"), amortization of DAC, operating costs and expenses, and restructuring and related charges as determined using GAAP.

       Operating income (loss) is net income (loss) excluding:

•
realized capital gains and losses, after-tax, except for periodic settlements and accruals on non-hedge derivative instruments, which are reported with realized capital gains and losses but included in operating income (loss),

•
valuation changes on embedded derivatives that are not hedged, after-tax,

•
amortization of DAC and DSI, to the extent they resulted from the recognition of certain realized capital gains and losses or valuation changes on embedded derivatives that are not hedged, after-tax,

•
business combination expenses and the amortization of purchased intangible assets, after-tax,

•
gain (loss) on disposition of operations, after-tax, and

•
adjustments for other significant non-recurring, infrequent or unusual items, when (a) the nature of the charge or gain is such that it is reasonably unlikely to recur within two years, or (b) there has been no similar charge or gain within the prior two years.

       Summarized revenue data for each of the Company's reportable segments for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009
Revenues
Property-Liability
Property-liability insurance premiums
Standard auto	$16,500	$16,530	$16,642
Non-standard auto	799	905	966

Total auto	17,299	17,435	17,608
Homeowners	6,200	6,078	6,077
Other personal lines	2,443	2,442	2,510

Allstate Protection	25,942	25,955	26,195
Discontinued Lines and Coverages	—	2	(1)

Total property-liability insurance premiums	25,942	25,957	26,194
Net investment income	1,201	1,189	1,328
Realized capital gains and losses	85	(321)	(168)

Total Property-Liability	27,228	26,825	27,354
Allstate Financial
Life and annuity premiums and contract charges
Traditional life insurance	441	420	407
Immediate annuities with life contingencies	106	97	102
Accident and health insurance	643	621	460

Total life and annuity premiums	1,190	1,138	969
Interest-sensitive life insurance	1,015	991	944
Fixed annuities	33	39	45

Total contract charges	1,048	1,030	989

Total life and annuity premiums and contract charges	2,238	2,168	1,958
Net investment income	2,716	2,853	3,064
Realized capital gains and losses	388	(517)	(431)

Total Allstate Financial	5,342	4,504	4,591
Corporate and Other
Service fees	7	11	9
Net investment income	54	60	52
Realized capital gains and losses	30	11	16

Total Corporate and Other before reclassification of service fees	91	82	77
Reclassification of service fees (1)	(7)	(11)	(9)

Total Corporate and Other	84	71	68

Consolidated revenues	$32,654	$31,400	$32,013

(1)
For presentation in the Consolidated Statements of Operations, service fees of the Corporate and Other segment are reclassified to operating costs and expenses.

       Summarized financial performance data for each of the Company's reportable segments for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009
Net income
Property-Liability
Underwriting (loss) income
Allstate Protection	$(857)	$525	$1,032
Discontinued Lines and Coverages	(25)	(31)	(32)

Total underwriting (loss) income	(882)	494	1,000
Net investment income	1,201	1,189	1,328
Income tax benefit (expense) on operations	30	(426)	(560)
Realized capital gains and losses, after-tax	54	(207)	(222)
Gain on disposition of operations, after-tax	—	3	—

Property-Liability net income	403	1,053	1,546
Allstate Financial
Life and annuity premiums and contract charges	2,238	2,168	1,958
Net investment income	2,716	2,853	3,064
Periodic settlements and accruals on non-hedge derivative instruments	70	51	14
Contract benefits and interest credited to contractholder funds	(3,378)	(3,613)	(3,655)
Operating costs and expenses and amortization of deferred policy acquisition costs	(898)	(804)	(872)
Restructuring and related charges	(1)	3	(25)
Income tax expense on operations	(240)	(214)	(148)

Operating income	507	444	336
Realized capital gains and losses, after-tax	250	(337)	(417)
Valuation changes on embedded derivatives that are not hedged, after-tax	(12)	—	—
DAC and DSI amortization related to realized capital gains and losses and valuation changes on embedded derivatives that are not hedged, after-tax	(108)	(29)	(153)
DAC and DSI unlocking related to realized capital gains and losses, after-tax	3	(12)	(219)
Reclassification of periodic settlements and accruals on non-hedge derivative instruments, after-tax	(45)	(33)	(9)
(Loss) gain on disposition of operations, after-tax	(5)	9	10

Allstate Financial net income (loss)	590	42	(452)
Corporate and Other
Service fees (1)	7	11	9
Net investment income	54	60	52
Operating costs and expenses (1)	(403)	(390)	(419)
Income tax benefit on operations	126	128	141

Operating loss	(216)	(191)	(217)
Realized capital gains and losses, after-tax	20	7	11
Business combination expenses, after-tax	(10)	—	—

Corporate and Other net loss	(206)	(184)	(206)

Consolidated net income	$787	$911	$888

(1)
For presentation in the Consolidated Statements of Operations, service fees of the Corporate and Other segment are reclassified to operating costs and expenses.

       Additional significant financial performance data for each of the Company's reportable segments for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009
Amortization of DAC
Property-Liability	$3,477	$3,517	$3,615
Allstate Financial	494	290	821

Consolidated	$3,971	$3,807	$4,436

Income tax expense
Property-Liability	$1	$314	$614
Allstate Financial	289	(1)	(66)
Corporate and Other	(118)	(124)	(136)

Consolidated	$172	$189	$412

       Interest expense is primarily incurred in the Corporate and Other segment. Capital expenditures for long-lived assets are generally made in the Property-Liability segment. A portion of these long-lived assets are used by entities included in the Allstate Financial and Corporate and Other segments and, accordingly, are charged expenses in proportion to their use.

       Summarized data for total assets and investments for each of the Company's reportable segments as of December 31 are as follows:

($ in millions)	2011	2010	2009
Assets
Property-Liability	$49,791	$47,536	$47,143
Allstate Financial	72,526	78,732	81,561
Corporate and Other	2,876	4,232	3,505

Consolidated	$125,193	$130,500	$132,209

Investments
Property-Liability	$35,998	$35,048	$34,526
Allstate Financial	57,373	61,582	62,216
Corporate and Other	2,247	3,853	3,091

Consolidated	$95,618	$100,483	$99,833

       The balances above reflect the elimination of related party investments between segments.